Note 3 - BBVA Group (Tables)	12 Months Ended
Dec. 31, 2017
Grupo BBVA
Contribution to Consolidated Group Assets
Contribution to Consolidated Group Total Assets. Entities by Main Activities (Millions of euros)
	2017	2016	2015
Banks and other financial services	659,414	699,592	717,981
Insurance and pension fund managing companies	26,134	26,831	25,741
Other non-financial services	4,511	5,433	6,133
Total	690,059	731,856	749,855